Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2021